Financial Instruments and Risk Management - Summary of Aggregate Net Foreign Exchange Gains/(Losses) Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Net foreign exchange (losses)/gains included in other (losses)/gains—net	$ 367	$ 1,469	$ (516)